UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06591
Morgan Stanley Quality Municipal Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2009
Date of reporting period: July 31, 2009

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Morgan Stanley Quality Municipal Income Trust
Portfolio of Investments July 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE
	Tax-Exempt Municipal Bonds (173.4%)
	Alaska (0.8%)
$4,000	Northern Tobacco Securitization Corporation, Asset Backed Ser 2006 A	5.00	06/01/46		$2,188,280

	Arizona (6.1%)
2,000	Arizona Transportation Board, Highway Refg Ser 2002 A	5.25	07/01/19		2,179,360
650	Maricopa County, Pollution Control Corp., 2009 Ser A	6.00	05/01/29		661,375
3,000	Phoenix Civic Improvement Corporation, Airport Ser 2002 B (AMT) (FGIC Insd)	5.25	07/01/32		2,700,930
3,800	Phoenix Civic Improvement Corporation, Jr Lien Water Ser 2002 (FGIC Insd)	5.00	07/01/26		3,816,188
6,000	Salt River Project Agricultural Improvement & Power District, 2002 Ser B (a)	5.00	01/01/31		6,153,699
2,000	Surprise Municipal Property Corporation Ser 2007	4.90	04/01/32		1,522,240

					17,033,792

	California (27.2%)
1,575	Alhambra Unified School District 2009 Ser B (g)	0.00	08/01/35		283,169
2,545	Alhambra Unified School District 2009 Ser B (g)	0.00	08/01/36		430,589
2,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 2005	5.00	11/15/34		1,745,920
2,000	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 A	5.25	04/01/39		1,763,060
5,000	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges First Lien Ser 2003 (a)	5.00	01/01/28	(b)	5,692,580
3,000	California Infrastructure & Economic Development Bank, The Scripps Research Institute Ser 2005 A	5.00	07/01/29		3,005,970
6,000	California Pollution Control Financing Authority, Keller Canyon Landfill Co/Browning-Ferris Industries Inc Ser 1992 (AMT)	6.875	11/01/27		6,002,160
5,000	California State Economic Recovery Ser 2004 A	5.00	07/01/16		5,128,850
4,000	California Statewide Communities Development, Baptist University Ser 2007 A	5.40	11/01/27		2,844,080
5,000	California Statewide Communities Development, John Muir Health Ser 2006 A	5.00	08/15/32		4,335,150
5,000	California, Various Purpose Dtd 05/01/03	5.25	02/01/19		5,199,100
4,685	Dry Creek Joint Elementary School District Election 2008 E Ser 2009 (g)	0.00	08/01/40		568,103
4,535	Dry Creek Joint Elementary School District Election 2008 E Ser 2009 (g)	0.00	08/01/41		513,090
6,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A (AMBAC Insd)	5.00	06/01/29		5,111,100
1,150	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2007 A	5.75	06/01/47		690,173
5,100	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2007 A-1	5.125	06/01/47		2,757,774
4,000	Los Angeles Ser 2004 A (NATL-RE Insd)	5.00	09/01/24		4,139,400
1,745	Moreland School District, Santa Clara County 2006 Ser C (AMBAC Insd) (g)	0.00	08/01/29		457,591
1,270	Oak Grove School District, Santa Clara County Election 2008 Ser A	0.00	08/01/28		376,682
1,000	Port of Oakland Ser 2002 L (AMT) (FGIC Insd)	5.00	11/01/21		916,630
4,000	Port of Oakland Ser 2002 L (AMT) (FGIC Insd)	5.00	11/01/32		3,256,400
22,685	San Bernardino Community College District Election 2002 Ser B (g)	0.00	08/01/44		2,133,071
1,000	San Diego County, Burnham Institute for Medical Research Ser 2006 (COPs)	5.00	09/01/34		737,030
3,720	San Diego County Water Authority Ser 2002 A (COPs) (NATL-RE Insd)	5.00	05/01/27		3,751,322
960	San Francisco City and County, Laguna Honda Hospital Refg Ser 2008 R3 (AGC Insd) (a)	5.00	06/15/28		965,966
720	San Rafael City Elementary School District, Marin County Election 2002 Ser B (g)	0.00	08/01/25		286,639
16,000	Silicon Valley Tobacco Securitization Authority Tobacco Settlement, Santa Clara Tobacco Securitization Corp Ser 2007 (g)	0.00	06/01/36		1,120,000
5,000	Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corporation Ser 2006 A-1	5.00	06/01/37		3,019,550
1,350	Twin Rivers Unified School District, Ser 2009 (BANs) (g)	0.00	04/01/14		1,071,144
500	University of California, 2009 Ser 0	5.25	05/15/39		511,490
2,760	University of California Ser 2007-J (FSA Insd) (a)	4.50	05/15/31		2,492,945
2,240	University of California Ser 2007-J (FSA Insd) (a)	4.50	05/15/35		1,978,317
10,100	William S. Hart Union High School District, Los Angeles County Election 2008 Ser A (g)	0.00	08/01/32		2,228,262

					75,513,307

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Colorado (3.9%)
1,750	Boulder County, University Corp for Atmospheric Research Ser 2002 (NATL-RE Insd)	5.375	09/01/18	1,861,230
1,750	Boulder County, University Corp for Atmospheric Research Ser 2002 (NATL-RE Insd)	5.375	09/01/21	1,861,125
2,000	Colorado Educational & Cultural Facilities Authority, Peak to Peak Charter School Refg & Impr Ser 2004 (XLCA Insd)	5.25	08/15/34	1,773,820
2,000	Colorado Health Facilities Authority, Adventist/Sunbelt Ser 2006 D	5.25	11/15/35	1,865,080
1,820	Denver Airport System Ser 2006 B (AMT)	5.00	11/15/12	1,905,467
1,590	Denver Convention Center Hotel Authority, Refg Ser 2006 (XLCA Insd)	5.00	12/01/30	1,221,406
265	Public Authority For Colorado Energy, Natural Gas Ser 2008	6.25	11/15/28	256,332

				10,744,460

	Connecticut (1.7%)
5,000	Connecticut Housing Finance Authority, SubSer A-2 (AMT)	5.15	05/15/38	4,775,900

	Delaware (0.3%)
1,000	New Castle County, Newark Charter School Inc Ser 2006	5.00	09/01/36	735,630

	District of Columbia (1.8%)
6,000	District of Columbia Ballpark Ser 2006 B-1 (FGIC Insd)	5.00	02/01/31	4,905,540

	Florida (8.9%)
2,000	Broward County School Board, Ser 2001 A (COPs) (FSA Insd)	5.00	07/01/26	2,004,760
3,000	Highlands County Health Facilities Authority, Adventist Health/ Sunbelt Ser 2006 C	5.25	11/15/36	2,840,032
3,300	Jacksonville Electric Authority, St Johns Power Park Refg Issue 2 Ser 17	5.00	10/01/18	3,370,620
1,500	Lee County Industrial Development Authority, Shell Point Village/ The Alliance Community for Retirement Living Inc, Ser 2006	5.125	11/15/36	933,645
2,000	Miami-Dade County, Building Better Communities Program Ser 2008 B-1	6.00	07/01/38	2,085,360
1,250	Miami-Dade County, Miami International Airport Ser 2009 A	5.00	10/01/25	1,257,838
1,200	Palm Beach County, Solid Waste Authority Ser 2009 (BHAC Insd)	5.50	10/01/23	1,324,800
12,000	South Miami Health Facilities Authority, Baptist Health South Florida Ser 2007	5.00	08/15/42	10,772,520

				24,589,575

	Georgia (4.1%)
2,000	Atlanta, Airport Ser 2004 J (FSA Insd)	5.00	01/01/34	1,983,200
6,000	Georgia State Road & Tollway Authority Ser 2004	5.00	10/01/22	6,366,180
3,000	Georgia State Road & Tollway Authority Ser 2004	5.00	10/01/23	3,171,360

				11,520,740

	Hawaii (3.7%)
10,000	Honolulu City & County Ser 2003 A (NATL-RE Insd) (a)	5.25	03/01/26	10,318,750

				10,318,750

	Idaho (1.3%)
35	Idaho Housing Agency, 1992 Ser E (AMT)	6.75	07/01/12	35,069
745	Idaho Housing & Finance Association, 2000 Ser E (AMT)	6.00	01/01/32	762,835
2,600	Idaho Housing & Finance Association 2008 Ser A	5.25	07/15/23	2,800,772

				3,598,676

	Illinois (5.0%)
4,000	Chicago, O’ Hare Int’l Airport Third Lien Ser 2003 B-2 (AMT) (FSA Insd)	5.75	01/01/23	4,052,600
830	Illinois Finance Authority, Northwestern Memorial Hospital Ser 2009 B	5.00	08/15/16	894,184
645	Illinois Finance Authority, Rush University Medical Center Obligated Group Ser 2009 A	7.25	11/01/38	679,978
6,000	Illinois, First Ser 2002 (NATL-RE Insd)	5.375	07/01/20	6,228,120
2,000	Schaumburg Ser 2004 B (FGIC Insd)	5.25	12/01/34	2,027,680

				13,882,562

	Indiana (6.5%)
10,000	Indiana Bond Bank, Revolving Fund Ser 2001 A	5.00	02/01/23	10,411,000
6,000	Indiana Health & Educational Facility Financing Authority, Clarian Health Ser 2006 A	5.25	02/15/40	5,245,020
1,400	Marion County Convention & Recreational Facilities Authority, Refg Ser 2003 A (AMBAC Insd)	5.00	06/01/21	1,417,472
820	Rockport Indiana Michigan Power Company Project, Refg Ser 2009 B	6.25	06/01/25	859,180

				17,932,672

	Iowa (1.4%)
2120	Iowa State LJOBS Program Ser 2009 A (a)	5.00	06/01/25	2,277,584
1590	Iowa State LJOBS Program Ser 2009 A (a)	5.00	06/01/26	1,695,228

				3,972,812

	Kansas (1.2%)
730	Kansas Development Finance Authority, Adventist Health System Sunbelt Obligated Group Ser 2009 C	5.50	11/15/29	736,212

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
3,000	University of Kansas Hospital Authority, KU Health Ser 2002	4.50	09/01/32	2,613,840

				3,350,052

	Kentucky (1.8%)
5,000	Louisville & Jefferson County Metropolitan Sewer District, Ser 1999 A (FGIC Insd)	5.75	05/15/33	5,047,450

	Louisiana (0.5%)
1,500	Louisiana Offshore Terminal Authority, Deepwater Port Ser 2007 B-2	4.30	10/01/37	1,518,390

	Maryland (2.5%)
1,105	Baltimore County, Oak Crest Village Ser 2007 A	5.00	01/01/37	951,902
2,885	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B	5.00	01/01/17	2,419,765
1,700	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical Ser 2006 A	5.00	07/01/41	1,465,944
2,000	Northeast Maryland Waste Disposal Authority, Montgomery County Ser 2003 (AMT) (AMBAC Insd)	5.50	04/01/16	2,091,540

				6,929,151

	Massachusetts (0.6%)
1,600	Massachusetts Health and Educational Facilities Authority, Boston College 2008 Ser M-2	5.50	06/01/30	1,791,568

	Michigan (3.9%)
1,735	Michigan Hospital Finance Authority, Henry Ford Health Refg Ser 2006 A	5.25	11/15/46	1,329,096
5,000	Michigan Strategic Fund, Detroit Edison Co Ser 2001 C (AMT)	5.65	09/01/29	4,480,450
3,000	Wayne County, Detroit Metropolitan Wayne County Airport Refg Ser 2002 D (AMT) (FGIC Insd)	5.50	12/01/17	3,024,990
1,855	Wayne State University, Refg Ser 2008 (FSA Insd)	5.00	11/15/25	1,919,109

				10,753,645

	Minnesota (0.7%)
2,000	Western Minnesota Municipal Power Agency, 2003 Ser A (NATL-RE Insd)	5.00	01/01/30	1,977,220

	Missouri (0.5%)
1,500	Missouri Health & Educational Facilities Authority, Lutheran Senior Services Ser 2005 A	5.375	02/01/35	1,159,500
150	Missouri Housing Development Commission, Homeownership Ser 2000 B-1 (AMT)	6.25	03/01/31	155,299

				1,314,799

	Montana (1.0%)
2,705	Montana Board of Housing, 2000 Ser B (AMT)	6.00	12/01/29	2,741,598

	Nevada (4.3%)
2,000	Clark County, Airport SubLien Ser 2004 A-1 (AMT) (FGIC Insd)	5.50	07/01/20	1,990,180
1,000	Clark County, Jet Aviation Fuel Tax Ser 2003 C (AMT) (AMBAC Insd)	5.375	07/01/19	969,700
1,100	Clark County, Jet Aviation Fuel Tax Ser 2003 C (AMT) (AMBAC Insd)	5.375	07/01/20	1,057,793
2,000	Clark County, Jet Aviation Fuel Tax Ser 2003 C (AMT) (AMBAC Insd)	5.375	07/01/22	1,893,800
640	Las Vegas Redevelopment Agency, Tax Increment Ser 2009 A	6.25	06/15/16	677,613
5,345	Las Vegas Valley Water District, Water Impr Refg Ser 2003 A (FGIC Insd)	5.25	06/01/20	5,485,253

				12,074,339

	New Hampshire (0.2%)
655	New Hampshire Business Finance Authority, Ser 2009	7.125	07/01/27	674,244

	New Jersey (9.3%)
2,000	New Jersey Economic Development Authority, School Facilities Construction Refd 2005 Ser N	5.50	09/01/24	2,164,640
1,555	New Jersey Housing Mortgage Finance Authority, Home Buyer Ser 2000 CC (AMT) (NATL-RE Insd)	5.875	10/01/31	1,561,718
5,000	New Jersey Transportation Trust Fund Authority, 1999 Ser A	5.75	06/15/20	5,498,100
1,500	New Jersey Turnpike Authority, Ser 2003 A (FGIC Insd) (c)	5.00	01/01/27	1,525,530
10,000	Passaic Valley Sewerage Commissioners Ser F (FGIC Insd)	5.00	12/01/20	9,329,600
5,000	Tobacco Settlement Financing Corporation Ser 2007-1 A	4.625	06/01/26	3,464,050
6,000	Tobacco Settlement Financing Corporation Ser 2007-1 B (g)	0.00	06/01/41	263,760
2,000	University of Medicine & Dentistry Ser 2004 (COPs) (NATL-RE Insd)	5.25	06/15/23	1,947,060

				25,754,458

	New York (25.4%)
10,000	Metropolitan Transportation Authority, Transportation Refg Ser 2002 A (FGIC Insd)	5.00	11/15/25	10,080,600
2,380	New York City, 2009 Subser A-1 (a)	5.25	08/15/27	2,478,333
2,380	New York City, 2009 Subser A-1 (a)	5.25	08/15/28	2,478,334
2,040	New York City Transitional Finance Authority, 2010 Subser A-1 (a)	5.00	05/01/28	2,107,891
1,635	New York City Transitional Finance Authority, 2010 Subser A-1 (a)	5.00	05/01/29	1,689,413

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
1,635	New York City Transitional Finance Authority, 2010 Subser A-1 (a)	5.00		05/01/30	1,689,413
3,500	New York City Municipal Water Finance Authority, Ser A-2003	5.375		06/15/19	3,793,510
18,000	New York City Municipal Water Finance Authority, 2002 Ser B (a)	5.00		06/15/26	18,213,720
10,000	New York City Municipal Water Finance Authority, 2004 Ser A	5.00		06/15/35	10,013,400
1,935	New York City Trust for Cultural Resources, Museum of Modern Art Refg Ser 2008 1A (a)	5.00		04/01/26	2,039,751
2,815	New York City Trust for Cultural Resources, Museum of Modern Art Refg Ser 2008 1A (a)	5.00		04/01/27	2,967,389
1,100	New York State Dormitory Authority, Court Facilities Lease Ser 2005 A	5.50		05/15/29	1,157,156
2,000	Seneca Nation of Indians Ser 2007 A (d)	5.00		12/01/23	1,498,320
5,000	Tobacco Settlement Financing Corporation, State Contingency Ser 2003 B-1C	5.50		06/01/17	5,165,900
5,000	Triborough Bridge & Tunnel Authority Refg 2002 E (NATL-RE Insd) (a)	5.25		11/15/22	5,185,604

					70,558,734

	North Carolina (1.7%)
4,500	Charlotte, Water & Sewer Ser 2001	5.125		06/01/26	4,637,745

	North Dakota (0.8%)
2,750	Ward County, Trinity Ser 2006	5.125		07/01/29	2,155,890

	Ohio (5.9%)
5,100	American Municipal Power — Ohio, Inc., Prairie State Energy Campus Ser 2008 A (AGC Insd) (a)	5.25		02/15/33	5,177,271
5,370	Cuyahoga County, Cleveland Clinic Ser 2003 A	6.00		01/01/32	5,591,512
3,000	Lorain County, Catholic Healthcare Partners Ser 2001 A	5.625		10/01/17	3,097,410
2,000	Ohio State University, General Receipts Ser 2002 A	5.125		12/01/31	2,013,540
410	Ohio State Water Development Authority 2009 Ser A	5.875		06/01/33	426,503

					16,306,236

	Oklahoma (0.4%)
1,500	Oklahoma Development Finance Authority, Great Plains Medical Center Ser 2007	5.125		12/01/36	1,111,695

	Oregon (0.3%)
685	Oregon Department of Administrative Services 2009 Ser A	5.25		04/01/24	755,651

	Pennsylvania (0.9%)
4,000	Allegheny County Redevelopment Authority, West Penn Allegheny Health Ser 2007 A	5.375		11/15/40	2,410,760

	Puerto Rico (0.5%)
1,375	Puerto Rico, Sales Tax Financing 2009 Subser A	5.00	(e)	08/01/39	1,398,526

	South Carolina (5.8%)
3,000	Charleston Educational Excellence Financing Corporation, Charleston County School District Ser 2005	5.25		12/01/29	3,040,080
70	Lexington County Health Services District, Lexmed Inc, Ser 2007 A	5.00		11/01/16	73,184
5,000	South Carolina Public Service Authority, Refg Ser 2002 D (FSA Insd)	5.00		01/01/20	5,317,300
7,000	South Carolina Public Service Authority, Refg Ser 2003 A (AMBAC Insd) (a)	5.00		01/01/22	7,207,601
345	Richland County, Environmental Improvement, International Paper Company Ser 2007 A	4.60		09/01/12	337,959

					15,976,124

	Tennessee (0.6%)
1,620	Tennessee Energy Acquisition Corporation Ser 2006 A	5.25		09/01/19	1,556,545

	Texas (20.8%)
2,000	Alliance Airport Authority, Federal Express Corp Refg Ser 2006 (AMT)	4.85		04/01/21	1,708,060
2,500	Arlington City, Special Tax Ser 2009	5.00		08/15/28	2,460,750
10,000	Austin, Water & Wastewater Rrfg Sec 2001 A & B (FSA Insd) (a) (d)	5.125		05/15/27	10,105,155
5,100	Board of Regents of the University of Houston System Ser 2008 (FSA Insd) (a)	5.00		02/15/33	5,135,173
2,380	Harris County, Toll Road Unlimited Tax Ser 2007 C	5.25		08/15/31	2,596,295
6,000	Houston, Airport Sub Lien Ser 2000 A (AMT) (FSA Insd)	5.875		07/01/17	6,063,660
5,000	Houston, Airport Sub Lien Ser 2000 A (AMT) (FSA Insd)	5.625		07/01/30	4,870,850
5,120	Houston, Combined Utility First Lien Refg 2004 Ser A (FGIC Insd)	5.25		05/15/23	5,325,926
8,600	North Texas Tollway Authority Refg First Tier Ser 2008 D (g)	0.00		01/01/28	2,828,626
1,650	North Texas Tollway Authority Refg First Tier Ser 2008 D (g)	0.00		01/01/31	437,069
13,960	San Antonio, Water & Refg Ser 2001 (FGIC Insd)	5.00		05/15/26	14,058,697
2,000	Tarrant County Cultural Educational Facilities Finance Corp, Air Force Village II Inc Ser 2007	5.125		05/15/37	1,439,300
530	Taxas Municipal Gas Acquisition and Supply Corp. Ser 2008 D	6.25		12/15/26	512,531

					57,542,092

	Vermont (0.7%)
2,500	Vermont Economic Development Authority, Wake Robin Corp Ser 2006 A	5.375		05/01/36	1,839,300

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Virginia (1.4%)
2,000	Fairfax County Economic Development Authority, Goodwin House Inc Ser 2007	5.125		10/01/42	1,524,960
1,450	Henrico County Economic Development Authority, Residential Care Facility, Westminster Canterbury-Management Corp Ser 2006	5.00		10/01/27	1,170,875
1,750	Henrico County Economic Development Authority, Residential Care Facility, Westminster Canterbury-Management Corp Ser 2006	5.00		10/01/35	1,315,615

					4,011,450

	Washington (9.0%)
5,000	Energy Northwest, ColuNATL-RE Refg Ser 2001 C (NATL-RE Insd)	5.75		07/01/18	5,483,100
5,000	Grant County Public Utility District #2, Electric Refg Ser 2001 H (FSA Insd)	5.375		01/01/18	5,299,900
3,510	Port of Seattle, Passenger Facility Ser 1998 A (NATL-RE Insd)	5.00		12/01/23	3,474,373
2,500	Spokane School District #81 Ser 2005 (NATL-RE Insd) (g)	0.00	(e)	06/01/23	2,660,825
3,725	Washington State, Various Purpose Ser 2010 A (a)	5.00		08/01/29	3,885,683
3,915	Washington State, Various Purpose Ser 2010 A (a)	5.00		08/01/30	4,083,879

					24,887,760

	Total Tax-Exempt Municipal Bonds (Cost $500,204,019)				480,788,118

NUMBER OF
SHARES (000)
	Short-Term Investment (f) (2.5%)
	Investment Company
6,882	Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class (Cost $6,881,704)		6,881,704

	Total Investments (Cost $507,085,723) (i) (j)	175.9%	487,669,822

	Other Assets in Excess of Liabilities	3.9	10,822,620

	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held
	Notes with interest rates ranging from 0.31% to 0.71% at July 31, 2009 and contractual maturities of collateral ranging from 01/01/22 to 07/01/36 (h) (Cost ($66,824,000))	-24.1	(66,824,000)

	Preferred Shares of Beneficial Interest	(55.7)	(154,500,000)

	Net Assets Applicable to Common Shareholders	100.0%	$277,168,442

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

(a)	Underlying security related to inverse floater entered into by the Fund.

(b)	Prerefunded to call date shown.

(c)	A portion of this security has been physically segregated in connection with open futures contracts.

(d)	Resale is restricted to qualified institutional investors.

(e)	Security is a “Step-up” bond where the coupon increases on a predetermined future date.

(f)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class .

(g)	Capital appreciation bond.

(h)	Floating rate note and dealer trusts obligations related to securities held — The Trust enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At July 31, 2009, Trust investments with a value of $106,019,678 are held by the Dealer Trusts and serve as collateral for the $66,824,000 in floating rate note obligations outstanding at that date.

(i)	Securities have been designated as collateral in connection with open futures contracts and inverse floating rate municipal obligations.

(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
Bond Insurance:

AGC	Assured Guaranty Corporation.

AMBAC	AMBAC Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

FSA	Financial Security Assurance Inc.

NATL-RE	National Public Finance Guarantee Corporation.

XLCA	XL Capital Assurance Inc.

Futures Contracts Open at July 31, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION/
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

14	Long	U.S. Treasury Notes 5 Year September 2009	$1,615,359	$(313)

4	Long	U.S. Treasury Bond 2 Year September 2009	866,312	366

23	Short	U.S. Treasury Notes 10 Year September 2009	(2,697,469)	(25,723)

267	Short	U.S. Treasury Notes 20 Year September 2009	(31,773,000)	(982,283)

		Net Unrealized Depreciation		$(1,007,952)

Morgan Stanley Quality Municipal Income Trust
Notes to the Portfolio of Investments
SFAS 157 Disclosure
7/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — unadjusted quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at July 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Assets
Tax-Exempt Municipal Bonds	$480,788,118	—	$480,788,118	—
Short-Term Investment — Investment Company	6,881,704	$6,881,704	—	—
Futures	366	366	—	—

Total	$487,670,188	$6,882,070	$480,788,118	—

Liabilities
Futures	($1,008,318)	($1,008,318)	—	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Income Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 17, 2009

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